Schedule of Share-Based Compensation, Restricted Stock and Restricted Stock Units Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested Shares granted	1,975,934	1,990,934
Non-vested Aggregate Intrinsic Value Vested		$ 1,500	$ 500
Non-vested Shares Forfeited		(15,000)
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested Shares beginning balance	239,457		49,366
Non-vested Weighted Average Grant Date Fair Value beginning balance	$ 3.61		$ 10.04
Non-vested Average Remaining Vesting Period Beginning balance		1 year 1 month 9 days
Non-vested Aggregate Intrinsic Value Beginning balance	$ 751,895		$ 246,830
Non-vested Shares granted		236,321
Non-vested Weighted Average Grant Date Fair Value Granted		$ 3.43
Non-vested Aggregate Intrinsic Value Granted
Non-vested Shares Vested		(43,976)
Non-vested Weighted Average Grant Date Fair Value Vested		$ 9.52
Non-vested Aggregate Intrinsic Value Vested
Non-vested Shares Forfeited		(2,254)
Non-vested Weighted Average Grant Date Fair Value Forfeited		$ 10.10
Non-vested Aggregate Intrinsic Value Forfeited
Non-vested Shares ending balance		239,457
Non-vested Weighted Average Grant Date Fair Value Ending balance		$ 3.61
Non-vested Average Remaining Vesting Period Ending balance		1 year 9 months
Non-vested Aggregate Intrinsic Value Ending balance		$ 751,895